Other income and other expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Income And Expenses [Abstract]
Other income and other expenses

33 Other income and other expenses

Other income is analysed as follows:

	2021	2020	2019
Gain on disposal of certain items of property	2,105	—	—
VAT relief	1,395	755	1,216
Reimbursements	580	498	519
Release of provisions for contingent liabilities	—	100	332
Other	2,334	2,529	3,095
Total	6,414	3,882	5,162

As reported in further detail in note 8, during 2021, the Group sold two idle industrial real estate complexes located in the city of Altamura (Bari, Italy) and a site located in High Point (North Caroline, USA), recognising a total gain of 1,748. The remaining gain of 357 refers to other disposals.

During 2021, 2020 and 2019 the Brazilian subsidiary obtained a VAT relief of 1,395, 755 and 1,216, respectively, connected to local tax rules on VAT payments.

During 2021, 2020 and 2019, the Company recorded reimbursements of 580, 498 and 519, respectively, related to the positive outcome of litigation started in previous years.

During 2021, 2020 and 2019, the Company released provisions for legal claims by nil, 100 and 332, respectively, further to the positive settlement of some legal disputes with third parties.

Other expenses include some minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses